Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amounts Receivable and Prepaid Expenses [Abstract]
HST	$ 1,196	$ 265
Prepaid expenses and other receivables	423	357
Total	$ 1,619	$ 622